T. ROWE PRICE Capital Appreciation Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.1%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 22,249,988 21,849
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 17,777,472 16,905
Total Asset-Backed Securities (Cost $39,845) 38,754
BANK LOANS  9.0% (2)
ADMI, FRN
1M TSFR + 3.38%, 8.335%, 12/23/27  37,625,837 36,535
ADMI, FRN
1M TSFR + 3.75%, 8.71%, 12/23/27  88,124,734 86,094
ADMI, FRN
1M TSFR + 5.75%, 10.595%, 12/23/27  13,993,583 13,981
Alliant Holdings Intermediate, FRN
1M TSFR + 3.00%, 7.965%, 9/19/31  261,437,994 260,008
AmWINS Group, FRN
1M TSFR + 2.25%, 7.21%, 2/19/28 (3) 106,643,627 106,431
Applied Systems, FRN
1M TSFR + 3.00%, 7.604%, 2/24/31  499,355,342 499,420
Applied Systems, FRN
3M TSFR + 5.25%, 9.854%, 2/23/32  68,596,360 70,568
AssuredPartners, FRN
1M TSFR + 3.50%, 8.345%, 2/14/31  215,259,860 215,006
AssuredPartners, FRN
1M USD LIBOR + 3.50%, 2/14/31 (3) 27,297,100 27,265
AthenaHealth Group, FRN
1M TSFR + 3.25%, 8.497%, 2/15/29  168,229,170 167,003
Avantor Funding, FRN
1M TSFR + 2.00%, 6.945%, 11/8/27  6,477,604 6,508
Azalea Topco, FRN
1M TSFR + 3.50%, 8.345%, 4/30/31  115,103,000 114,815
BroadStreet Partners, FRN
1M TSFR + 3.25%, 8.095%, 6/13/31  205,453,093 204,555
Charter Communications Operating, FRN
3M TSFR + 1.75%, 6.343%, 2/1/27 (3) 81,850,607 81,752
Ellucian Holdings, FRN
1M TSFR + 3.50%, 8.445%, 10/9/29  173,200,989 173,553
Epicor Software, FRN
1M TSFR + 3.25%, 7.35%, 5/30/31 (4) 107,930,477 107,967
Filtration Group, FRN
1M EURIBOR + 4.25%, 7.628%, 10/21/28 (EUR)  65,339,526 72,551

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Filtration Group, FRN
1M TSFR + 3.50%, 8.46%, 10/21/28  290,097,088 290,016
Heartland Dental, FRN
1M TSFR + 4.50%, 9.345%, 4/28/28  104,287,218 102,354
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 6.605%, 11/8/30  159,708,459 159,617
HUB International, FRN
3M TSFR + 3.00%, 8.255%, 6/20/30  823,785,099 822,467
Icon Parent, FRN
1M USD LIBOR + 3.00%, 9/11/31 (3) 95,146,500 94,393
Icon Parent, FRN
1M USD LIBOR + 5.00%, 9/11/32 (3) 56,930,700 57,056
Informatica, FRN
1M TSFR + 2.25%, 7.095%, 10/27/28  19,105,467 19,074
IRB Holding, FRN
1M TSFR + 2.75%, 7.695%, 12/15/27  193,929,074 193,638
Loire Finco Luxembourg, FRN
1M TSFR + 3.50%, 8.445%, 4/21/27 (3) 154,002,938 152,223
Loire Finco Luxembourg, FRN
1M TSFR + 3.75%, 8.695%, 4/21/27  28,646,336 28,324
Medline Borrower, FRN
1M TSFR + 2.75%, 7.595%, 10/23/28  32,703,752 32,700
Quartz Acquireco, FRN
3M TSFR + 2.75%, 7.354%, 6/28/30  29,915,793 29,860
SBA Senior Finance II, FRN
1M TSFR + 2.00%, 6.85%, 1/25/31  102,501,773 102,525
Severin Acquisition, FRN
3M TSFR + 3.25%, 8.252%, 8/1/27  22,633,494 22,634
SkyMiles IP, FRN
3M TSFR + 3.75%, 9.032%, 10/20/27  62,808,727 63,924
Storable, FRN
1M TSFR + 3.50%, 8.345%, 4/17/28  65,500,500 65,618
TIH Insurance Holdings, FRN
3M TSFR + 3.25%, 7.854%, 5/6/31  148,822,222 148,450
TIH Insurance Holdings, FRN
3M TSFR + 4.75%, 9.354%, 5/6/32  203,054,312 206,100
Trans Union, FRN
1M TSFR + 1.75%, 6.695%, 11/16/26  30,014,541 29,987
Trans Union, FRN
1M TSFR + 2.00%, 6.845%, 12/1/28  6,679,646 6,672
TransDigm, FRN
3M TSFR + 2.75%, 7.354%, 8/24/28  8,459,789 8,454
TransDigm, FRN
3M TSFR + 2.75%, 7.354%, 3/22/30  81,208,405 81,183
UKG, FRN
3M TSFR + 3.25%, 8.555%, 2/10/31  323,242,090 323,242

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
USI, FRN
3M TSFR + 2.75%, 7.354%, 11/22/29  162,952,219 162,410
USI, FRN
3M TSFR + 2.75%, 7.354%, 9/27/30  250,344,576 249,473
Varsity Brands, FRN
1M TSFR + 3.75%, 8.821%, 8/26/31  168,249,000 167,023
Total Bank Loans (Cost $5,849,895) 5,863,429
BOND MUTUAL FUNDS  1.4%
T. Rowe Price Institutional Floating Rate Fund – Institutional
Class, 8.28% (5)(6) 95,029,830 898,032
Total Bond Mutual Funds (Cost $917,478) 898,032
COMMON STOCKS  62.6%
COMMUNICATION SERVICES  3.3%
Interactive Media & Services  3.3%
Alphabet, Class A (7) 7,225,408 1,198,334
Meta Platforms, Class A (7) 1,647,629 943,169
Total Communication Services 2,141,503
CONSUMER DISCRETIONARY  5.2%
Broadline Retail  2.9%
Amazon.com (7)(8) 10,183,307 1,897,456
1,897,456
Diversified Consumer Services  0.7%
Service Corp. International  5,611,286 442,899
442,899
Hotels, Restaurants & Leisure  1.6%
Hilton Worldwide Holdings (7) 1,839,728 424,057
McDonald's (7) 664,200 202,256
Yum! Brands (7) 2,978,700 416,154
1,042,467
Total Consumer Discretionary 3,382,822
ENERGY  1.6%
Oil, Gas & Consumable Fuels  1.6%
Canadian Natural Resources  20,994,948 697,242
Chesapeake Energy  4,085,402 336,025
Total Energy 1,033,267

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  3.9%
Capital Markets  1.1%
Intercontinental Exchange (7) 3,690,987 592,920
KKR (7) 1,098,300 143,416
736,336
Financial Services  2.1%
Mastercard, Class A (7) 1,550,766 765,768
Visa, Class A (7) 2,307,346 634,405
1,400,173
Insurance  0.7%
Hockey Parent Holdings, Acquisition Date: 9/14/23,
Cost $123,055 (8)(9)(10) 123,055 135,379
Marsh & McLennan (7) 1,322,752 295,092
430,471
Total Financials 2,566,980
HEALTH CARE  13.8%
Biotechnology  1.4%
AbbVie (7) 3,105,934 613,360
Argenx, ADR (8) 160,552 87,032
Biogen (8) 1,035,223 200,667
901,059
Health Care Equipment & Supplies  2.6%
Abbott Laboratories (7) 1,000,578 114,076
Becton Dickinson & Company (7) 5,911,098 1,425,166
GE HealthCare Technologies (7) 1,928,772 181,015
1,720,257
Health Care Providers & Services  2.9%
Humana  952,450 301,679
UnitedHealth Group (7) 2,683,330 1,568,889
1,870,568
Life Sciences Tools & Services  6.2%
Avantor (8) 17,457,453 451,624
Danaher (7) 5,176,162 1,439,077
Revvity (5) 11,520,044 1,471,686
Thermo Fisher Scientific (7) 1,098,565 679,539
4,041,926

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pharmaceuticals  0.7%
Eli Lilly  502,122 444,850
444,850
Total Health Care 8,978,660
INDUSTRIALS & BUSINESS SERVICES  7.6%
Aerospace & Defense  1.1%
Northrop Grumman (7) 313,931 165,777
RTX (7) 4,810,571 582,849
748,626
Commercial Services & Supplies  1.6%
Veralto (7) 4,788,567 535,649
Waste Connections (7) 2,909,328 520,246
1,055,895
Industrial Conglomerates  1.9%
Roper Technologies (7) 2,174,432 1,209,941
1,209,941
Machinery  3.0%
Fortive (5) 19,525,705 1,541,164
Ingersoll Rand (7) 4,513,174 443,013
1,984,177
Total Industrials & Business Services 4,998,639
INFORMATION TECHNOLOGY  17.4%
Electronic Equipment, Instruments & Components  0.5%
Teledyne Technologies (7)(8) 679,919 297,573
297,573
Semiconductors & Semiconductor Equipment  4.6%
Advanced Micro Devices (8) 4,117,999 675,682
Broadcom  1,480,494 255,385
Marvell Technology  1,078,900 77,810
NVIDIA  16,649,126 2,021,870
3,030,747
Software  10.6%
Aurora Innovation (8) 134,845,750 798,287
Intuit (7) 1,170,111 726,639
Microsoft (7) 7,638,039 3,286,648
PTC (5)(8) 6,298,555 1,137,897
Salesforce  3,568,467 976,725
6,926,196

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  1.7%
Apple (7) 4,897,396 1,141,093
1,141,093
Total Information Technology 11,395,609
MATERIALS  1.0%
Chemicals  1.0%
Linde (7) 1,369,013 652,828
Total Materials 652,828
UTILITIES  4.6%
Electric Utilities  0.3%
Exelon (7) 4,194,694 170,095
170,095
Multi-Utilities  4.3%
Ameren (7) 9,586,040 838,395
CenterPoint Energy (7) 29,708,441 874,023
CMS Energy (5) 1,389,584 98,146
DTE Energy (7) 4,083,616 524,377
NiSource  12,754,977 441,960
2,776,901
Total Utilities 2,946,996
Total Miscellaneous Common Stocks  4.2% (11) 2,726,099
Total Common Stocks (Cost $27,460,251) 40,823,403
CONVERTIBLE PREFERRED STOCKS  0.7%
INFORMATION TECHNOLOGY  0.7%
Software  0.7%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (8)
(9)(10) 2,141,932 171,783
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (8)
(9)(10) 177,514 14,354
Waymo, Series C-2, Acquisition Date: 1/12/24 - 9/27/24,
Cost $279,599 (8)(9)(10) 3,575,381 279,599
Total Information Technology 465,736
Total Convertible Preferred Stocks (Cost $479,803) 465,736
CORPORATE BONDS  10.6%
Alliant Holdings Intermediate, 4.25%, 10/15/27 (1) 14,465,000 13,832
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 22,562,000 21,603
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 74,002,000 73,724

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 168,912,000 171,446
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 162,553,000 166,617
American Tower, 1.50%, 1/31/28  5,752,000 5,234
American Tower, 1.875%, 10/15/30  25,734,000 22,204
American Tower, 2.10%, 6/15/30  20,076,000 17,713
American Tower, 2.90%, 1/15/30  20,560,000 19,055
American Tower, 3.80%, 8/15/29  29,517,000 28,741
AmWINS Group, 6.375%, 2/15/29 (1) 30,927,000 31,584
AssuredPartners, 7.50%, 2/15/32 (1) 16,331,000 16,739
Avantor Funding, 3.875%, 11/1/29 (1) 96,931,000 91,721
Avantor Funding, 4.625%, 7/15/28 (1) 144,048,000 140,627
Ball, 6.00%, 6/15/29  54,640,000 56,416
Becton Dickinson & Company, 3.70%, 6/6/27  20,154,000 19,880
Biogen, 3.15%, 5/1/50  89,552,000 61,395
Biogen, 3.25%, 2/15/51  4,277,000 2,975
Biogen, 5.20%, 9/15/45  24,647,000 23,654
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 33,575,000 32,568
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 21,029,000 20,424
Booz Allen Hamilton, 5.95%, 8/4/33  34,622,000 37,046
Broadcom, 4.15%, 4/15/32 (1) 25,887,000 25,050
Broadridge Financial Solutions, 2.60%, 5/1/31  9,451,000 8,314
BroadStreet Partners, 5.875%, 4/15/29 (1) 60,561,000 57,760
CCO Holdings, 5.00%, 2/1/28 (1) 256,263,000 248,575
CCO Holdings, 5.125%, 5/1/27 (1) 325,331,000 319,638
CCO Holdings, 5.50%, 5/1/26 (1) 17,243,000 17,178
Cedar Fair, 5.25%, 7/15/29  75,046,000 73,639
Cedar Fair, 5.375%, 4/15/27  94,597,000 94,006
Cedar Fair, 6.50%, 10/1/28  63,975,000 64,775
Charles River Laboratories International, 3.75%, 3/15/29 (1) 47,300,000 44,285
Charles River Laboratories International, 4.00%, 3/15/31 (1) 39,694,000 36,221
Charles River Laboratories International, 4.25%, 5/1/28 (1) 39,451,000 38,021
Clarios Global, 6.25%, 5/15/26 (1) 21,386,000 21,386
Clarios Global, 8.50%, 5/15/27 (1) 76,251,000 76,632
Clarivate Science Holdings, 3.875%, 7/1/28 (1) 10,482,000 10,036
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 7,480,000 7,162
Crowdstrike Holdings, 3.00%, 2/15/29  5,722,000 5,279
Crown Castle, 4.30%, 2/15/29  7,805,000 7,694
Crown Castle, 4.90%, 9/1/29  29,930,000 30,470
Crown Castle, 5.20%, 9/1/34  49,885,000 50,879
Crown Castle, 5.60%, 6/1/29  5,974,000 6,229
Delta Air Lines, 4.75%, 10/20/28 (1) 63,966,120 63,845
Gartner, 3.625%, 6/15/29 (1) 40,068,000 38,165
Gartner, 3.75%, 10/1/30 (1) 19,418,000 18,180

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gartner, 4.50%, 7/1/28 (1) 30,844,000 30,497
GE HealthCare Technologies, 5.65%, 11/15/27  14,651,000 15,237
GFL Environmental, 4.00%, 8/1/28 (1) 26,342,000 25,288
GFL Environmental, 4.375%, 8/15/29 (1) 20,383,000 19,491
GFL Environmental, 4.75%, 6/15/29 (1) 57,536,000 56,098
GFL Environmental, 6.75%, 1/15/31 (1) 16,221,000 17,012
Heartland Dental, 10.50%, 4/30/28 (1) 47,649,000 50,865
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 80,903,000 73,116
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 72,375,000 68,394
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 99,290,000 92,712
Hilton Domestic Operating, 4.875%, 1/15/30  64,939,000 63,884
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 32,300,000 32,179
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 74,282,000 74,468
Hilton Domestic Operating, 5.875%, 4/1/29 (1) 39,383,000 40,220
Hilton Worldwide Finance, 4.875%, 4/1/27  25,575,000 25,415
Hologic, 3.25%, 2/15/29 (1) 23,463,000 21,821
Howmet Aerospace, 3.00%, 1/15/29  34,288,000 32,569
Howmet Aerospace, 5.90%, 2/1/27  34,720,000 36,060
HUB International, 5.625%, 12/1/29 (1) 34,495,000 33,762
HUB International, 7.25%, 6/15/30 (1) 590,152,000 613,758
HUB International, 7.375%, 1/31/32 (1) 325,788,000 335,969
Intercontinental Exchange, 3.625%, 9/1/28  10,359,000 10,117
Intercontinental Exchange, 4.00%, 9/15/27  6,409,000 6,406
IQVIA, 5.00%, 5/15/27 (1) 42,949,000 42,520
IQVIA, 5.70%, 5/15/28  70,797,000 73,601
IQVIA, 6.50%, 5/15/30 (1) 27,385,000 28,480
KFC Holding, 4.75%, 6/1/27 (1) 138,818,000 137,603
Korn Ferry, 4.625%, 12/15/27 (1) 32,930,000 32,107
Lamar Media, 3.625%, 1/15/31  4,629,000 4,213
Lamar Media, 3.75%, 2/15/28  29,070,000 27,798
Lamar Media, 4.875%, 1/15/29  5,192,000 5,114
Life Time, 5.75%, 1/15/26 (1) 51,846,000 51,781
Live Nation Entertainment, 4.875%, 11/1/24 (1) 3,629,000 3,624
Marriott International, Series R, 3.125%, 6/15/26  4,100,000 4,021
Martin Marietta Materials, 2.40%, 7/15/31  6,639,000 5,785
Medline Borrower, 6.25%, 4/1/29 (1) 32,815,000 33,717
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 54,128,160 54,669
Mirant, EC, 7.90%, 7/15/09 (1)(8)(9) 16,000,000 —
Motorola Solutions, 2.30%, 11/15/30  6,639,000 5,852
Motorola Solutions, 2.75%, 5/24/31  4,648,000 4,152
MSCI, 3.25%, 8/15/33 (1) 54,831,000 48,114
MSCI, 3.625%, 9/1/30 (1) 77,654,000 72,898
MSCI, 3.625%, 11/1/31 (1) 59,421,000 54,667

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MSCI, 3.875%, 2/15/31 (1) 61,356,000 57,828
MSCI, 4.00%, 11/15/29 (1) 65,412,000 63,368
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 79,512,000 83,090
PRA Health Sciences, 2.875%, 7/15/26 (1) 16,684,000 16,100
PTC, 4.00%, 2/15/28 (1)(5) 24,725,000 23,891
Revvity, 3.30%, 9/15/29 (5) 9,362,000 8,798
Ryan Specialty, 4.375%, 2/1/30 (1) 13,021,000 12,500
SBA Communications, 3.125%, 2/1/29  106,254,000 98,019
SBA Communications, 3.875%, 2/15/27  83,140,000 80,750
SBA Tower Trust, 6.599%, 1/15/28 (1) 2,575,000 2,677
Sensata Technologies, 3.75%, 2/15/31 (1) 30,625,000 27,715
Sensata Technologies, 4.00%, 4/15/29 (1) 39,128,000 37,074
Sensata Technologies, 4.375%, 2/15/30 (1) 12,280,000 11,697
Sensata Technologies, 5.875%, 9/1/30 (1) 26,938,000 27,039
Sensata Technologies, 6.625%, 7/15/32 (1) 9,741,000 10,131
Service Corp. International, 3.375%, 8/15/30  25,630,000 23,163
Service Corp. International, 4.625%, 12/15/27  5,256,000 5,164
Service Corp. International, 5.75%, 10/15/32  34,093,000 34,306
Six Flags Entertainment, 5.50%, 4/15/27 (1) 115,407,000 114,830
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 16,312,000 16,291
Surgery Center Holdings, 7.25%, 4/15/32 (1) 22,977,000 23,982
Teleflex, 4.25%, 6/1/28 (1) 5,399,000 5,210
Teleflex, 4.625%, 11/15/27  37,154,000 36,550
TransDigm, 5.50%, 11/15/27  72,122,000 71,761
TransDigm, 6.375%, 3/1/29 (1) 163,459,000 168,771
TransDigm, 6.625%, 3/1/32 (1) 128,153,000 133,279
TransDigm, 7.125%, 12/1/31 (1) 77,268,000 81,711
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25  696,071 692
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  3,804,323 3,746
UKG, 6.875%, 2/1/31 (1) 31,658,000 32,647
USI, 7.50%, 1/15/32 (1) 130,102,000 134,656
Vail Resorts, 6.50%, 5/15/32 (1) 32,891,000 34,371
VICI Properties, 3.75%, 2/15/27 (1) 19,848,000 19,352
VICI Properties, 4.125%, 8/15/30 (1) 14,953,000 14,224
VICI Properties, 4.625%, 12/1/29 (1) 4,979,000 4,873
VICI Properties, 5.125%, 5/15/32  13,278,000 13,295
VICI Properties, 5.75%, 2/1/27 (1) 14,033,000 14,296
VICI Properties, 5.75%, 4/1/34  36,053,000 37,721
VMware, 4.70%, 5/15/30  15,546,000 15,634
Yum! Brands, 3.625%, 3/15/31  58,638,000 53,947
Yum! Brands, 4.625%, 1/31/32  103,021,000 98,385
Yum! Brands, 4.75%, 1/15/30 (1) 46,941,000 46,178
Yum! Brands, 5.35%, 11/1/43  73,445,000 71,609

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Yum! Brands, 5.375%, 4/1/32  121,538,000 120,930
Yum! Brands, 6.875%, 11/15/37  36,517,000 41,082
Total Corporate Bonds (Cost $6,764,968) 6,938,004
PREFERRED STOCKS  0.3%
FINANCIALS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $140,396 (8)(9)(10) 142,534 140,397
Total Financials 140,397
UTILITIES  0.1%
Electric Utilities  0.1%
CMS Energy, 5.875%, 10/15/78 (5) 1,254,768 31,018
CMS Energy, 5.875%, 3/1/79 (5) 465,669 11,539
Total Utilities 42,557
Total Preferred Stocks (Cost $183,407) 182,954
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  10.9%
U.S. Treasury Obligations  10.9%
U.S. Treasury Notes, 3.625%, 8/31/29  3,536,937,000 3,547,990
U.S. Treasury Notes, 3.875%, 8/15/34  340,965,300 343,310
U.S. Treasury Notes, 4.00%, 2/15/34  1,865,580,900 1,897,937
U.S. Treasury Notes, 4.375%, 5/15/34  712,816,500 746,564
U.S. Treasury Notes, 4.50%, 11/15/33  546,751,000 577,420
7,113,221
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $6,959,620) 7,113,221
SHORT-TERM INVESTMENTS  4.6%
Money Market Funds  4.6%
T. Rowe Price Government Reserve Fund, 4.97% (5)(12) 3,005,769,304 3,005,769
Total Short-Term Investments (Cost $3,005,769) 3,005,769
Total Investments in Securities  100.2%
(Cost $51,661,036) $ 65,329,302
Other Assets Less Liabilities (0.2)% (152,999)
Net Assets 100.0% $ 65,176,303

T. ROWE PRICE Capital Appreciation Fund

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,205,384 and represents 8.0% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of September 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2024, was $11,334 and was valued at $11,337
(0.0% of net assets).
(5) Affiliated Companies
(6) SEC 30-day yield
(7) All or a portion of this security is pledged to cover or as collateral for written call options at September 30, 2024.
(8) Non-income producing
(9) Level 3 in fair value hierarchy.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $741,512 and represents 1.1% of net assets.
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(12) Seven-day yield
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
PTT Pass-Through Trust

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.5)%
OTC Options Written (0.5)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Ingersoll Rand, Call,
12/20/24 @ $100.00 2,641 25,924 (1,268)
Bank of America
Ingersoll Rand, Call,
12/20/24 @ $105.00 2,641 25,924 (753)
Bank of America
Intercontinental Exchange,
Call, 1/17/25 @ $140.00 3,355 53,895 (7,599)
Bank of America
Intercontinental Exchange,
Call, 1/17/25 @ $145.00 5,336 85,718 (9,738)
Bank of America
Intercontinental Exchange,
Call, 1/17/25 @ $155.00 1,981 31,823 (2,209)
Bank of America
Intercontinental Exchange,
Call, 1/17/25 @ $165.00 2,725 43,774 (1,390)
Bank of America
Intuit, Call, 1/17/25 @
$700.00 341 21,176 (399)
Bank of America
Intuit, Call, 1/17/25 @
$740.00 341 21,176 (160)
Bank of America
Meta Platforms, Class A,
Call, 1/17/25 @ $590.00 681 38,983 (2,630)
Barclays Bank
DTE Energy, Call, 1/17/25
@ $130.00 852 10,941 (422)
Barclays Bank
DTE Energy, Call, 1/17/25
@ $135.00 852 10,941 (230)
Barclays Bank
Hilton Worldwide Holdings,
Call, 1/17/25 @ $220.00 1,651 38,056 (3,409)
Barclays Bank
Hilton Worldwide Holdings,
Call, 1/17/25 @ $230.00 1,651 38,056 (2,361)
Barclays Bank
Northrop Grumman, Call,
1/17/25 @ $490.00 2,587 136,612 (13,646)
Citibank
AbbVie, Call, 1/17/25 @
$160.00 3,998 78,953 (15,522)
Citibank
AbbVie, Call, 1/17/25 @
$165.00 3,997 78,933 (13,680)
Citibank
AbbVie, Call, 1/17/25 @
$175.00 5,094 100,596 (13,117)
Citibank
Exelon, Call, 1/17/25 @
$42.00 8,175 33,150 (899)
Citibank
Intercontinental Exchange,
Call, 1/17/25 @ $125.00 4,511 72,465 (16,804)
Citibank
Intercontinental Exchange,
Call, 1/17/25 @ $130.00 4,511 72,465 (14,458)
Citibank
KKR, Call, 1/17/25 @
$115.00 2,643 34,512 (5,365)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
KKR, Call, 1/17/25 @
$120.00 2,643 34,512 (4,268)
Citibank
KKR, Call, 1/17/25 @
$130.00 2,724 35,570 (2,710)
Citibank
KKR, Call, 1/16/26 @
$120.00 991 12,940 (2,701)
Citibank
KKR, Call, 1/16/26 @
$125.00 991 12,940 (2,388)
Citibank
KKR, Call, 1/16/26 @
$130.00 991 12,940 (2,106)
Citibank
Roper Technologies, Call,
12/20/24 @ $580.00 1,267 70,501 (1,406)
Citibank
Roper Technologies, Call,
12/20/24 @ $600.00 1,783 99,213 (909)
Citibank
Roper Technologies, Call,
12/20/24 @ $620.00 1,538 85,580 (519)
Citibank
Roper Technologies, Call,
12/20/24 @ $640.00 516 28,712 (143)
Citibank
UnitedHealth Group, Call,
1/17/25 @ $580.00 2,096 122,549 (8,431)
Citibank
Waste Connections, Call,
12/20/24 @ $175.00 1,321 23,622 (1,268)
Citibank
Waste Connections, Call,
12/20/24 @ $180.00 1,321 23,622 (879)
Citibank
Waste Connections, Call,
12/20/24 @ $195.00 682 12,195 (97)
Citibank
Waste Connections, Call,
12/20/24 @ $200.00 682 12,196 (44)
Goldman Sachs
Abbott Laboratories, Call,
1/17/25 @ $120.00 1,704 19,427 (517)
Goldman Sachs
Abbott Laboratories, Call,
1/17/25 @ $125.00 1,704 19,427 (278)
Goldman Sachs
Marsh & McLennan, Call,
12/20/24 @ $210.00 5,944 132,605 (10,521)
Goldman Sachs
McKesson, Call, 1/17/25
@ $600.00 1,061 52,458 (223)
Goldman Sachs
McKesson, Call, 1/17/25
@ $620.00 1,061 52,458 (111)
Goldman Sachs
McKesson, Call, 1/17/25
@ $640.00 223 11,026 (18)
Goldman Sachs
McKesson, Call, 1/17/25
@ $680.00 222 10,976 (17)
Goldman Sachs
RTX, Call, 1/17/25 @
$115.00 2,642 32,010 (2,675)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
RTX, Call, 1/17/25 @
$120.00 2,642 32,010 (1,816)
Goldman Sachs
RTX, Call, 1/17/25 @
$125.00 1,703 20,634 (749)
Goldman Sachs
RTX, Call, 1/17/25 @
$130.00 1,703 20,634 (449)
Goldman Sachs
Teledyne Technologies,
Call, 12/20/24 @ $430.00 57 2,495 (143)
Goldman Sachs
Teledyne Technologies,
Call, 12/20/24 @ $440.00 171 7,484 (324)
Goldman Sachs
Teledyne Technologies,
Call, 12/20/24 @ $450.00 57 2,495 (80)
Goldman Sachs
Teledyne Technologies,
Call, 12/20/24 @ $460.00 171 7,484 (170)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $300.00 2,043 56,172 (787)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $305.00 1,395 38,356 (398)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $310.00 1,395 38,356 (292)
Goldman Sachs
Visa, Class A, Call, 1/17/25
@ $315.00 1,396 38,383 (213)
JPMorgan Chase
AbbVie, Call, 1/17/25 @
$165.00 3,908 77,175 (13,375)
JPMorgan Chase
AbbVie, Call, 1/17/25 @
$170.00 3,908 77,175 (11,851)
JPMorgan Chase
Apple, Call, 1/17/25 @
$200.00 3,963 92,338 (15,000)
JPMorgan Chase
Apple, Call, 1/17/25 @
$215.00 3,963 92,338 (10,086)
JPMorgan Chase
Apple, Call, 1/17/25 @
$250.00 3,407 79,383 (1,908)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $480.00 868 42,862 (2,773)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $490.00 1,209 59,700 (3,149)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $500.00 869 42,911 (1,784)
JPMorgan Chase
Mastercard, Class A, Call,
1/17/25 @ $515.00 341 16,839 (451)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/17/25 @ $650.00 1,001 61,919 (2,022)
JPMorgan Chase
Thermo Fisher Scientific,
Call, 1/17/25 @ $670.00 681 42,125 (916)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
UnitedHealth Group, Call,
1/17/25 @ $600.00 2,209 129,156 (6,638)
JPMorgan Chase
Yum! Brands, Call, 1/17/25
@ $145.00 3,276 45,769 (1,179)
JPMorgan Chase
Yum! Brands, Call, 1/17/25
@ $150.00 7,434 103,860 (1,413)
UBS Investment Bank
Ameren, Call, 12/20/24 @
$90.00 2,044 17,877 (409)
UBS Investment Bank
Danaher, Call, 1/17/25 @
$300.00 7,116 197,839 (4,376)
UBS Investment Bank
Danaher, Call, 1/16/26 @
$330.00 3,437 95,555 (5,310)
UBS Investment Bank
GE HealthCare
Technologies, Call, 1/17/25
@ $85.00 3,963 37,193 (4,439)
UBS Investment Bank
GE HealthCare
Technologies, Call, 1/17/25
@ $90.00 3,963 37,193 (3,230)
UBS Investment Bank
McDonald's, Call, 1/17/25
@ $320.00 2,214 67,419 (1,445)
UBS Investment Bank
McDonald's, Call, 1/17/25
@ $325.00 2,214 67,419 (1,057)
UBS Investment Bank
McDonald's, Call, 1/17/25
@ $330.00 2,214 67,419 (756)
UBS Investment Bank
McKesson, Call, 1/17/25
@ $620.00 2,652 131,120 (279)
UBS Investment Bank
Veralto, Call, 1/17/25 @
$110.00 1,849 20,683 (1,156)
UBS Investment Bank
Veralto, Call, 1/17/25 @
$115.00 2,701 30,213 (999)
UBS Investment Bank
Veralto, Call, 1/17/25 @
$120.00 852 9,530 (228)
Wells Fargo Bank
Alphabet, Class A, Call,
1/17/25 @ $175.00 852 14,130 (588)
Wells Fargo Bank
Alphabet, Class A, Call,
1/17/25 @ $180.00 3,586 59,474 (1,856)
Wells Fargo Bank
Alphabet, Class A, Call,
1/17/25 @ $185.00 852 14,130 (326)
Wells Fargo Bank
Amazon.com, Call, 1/17/25
@ $200.00 2,725 50,775 (2,091)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$440.00 1,053 50,213 (4,896)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$450.00 2,123 101,237 (8,163)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo Bank
Linde, Call, 1/17/25 @
$460.00 4,026 191,984 (12,702)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$470.00 926 44,157 (2,222)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$480.00 2,295 109,439 (4,395)
Wells Fargo Bank
Linde, Call, 1/17/25 @
$485.00 661 31,520 (1,094)
Wells Fargo Bank
Microsoft, Call, 1/17/25 @
$465.00 1,362 58,607 (1,403)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $140.00 2,885 40,306 (1,760)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $145.00 8,096 113,109 (2,915)
Wells Fargo Bank
Yum! Brands, Call, 1/17/25
@ $150.00 8,096 113,109 (1,538)
Total Options Written (Premiums $(186,343)) $ (315,887)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CMS Energy  $ 20,803 $ 17,879 $ 2,810
CMS Energy, 5.875%, 10/15/78  (229) 61 1,497
CMS Energy, 5.875%, 3/1/79  (259) (67) 823
Fortive  18,039 104,378 4,111
PTC  404 30,074 —
PTC, 4.00%, 2/15/28  1 742 610
Revvity  1,341 217,976 2,287
Revvity, 3.30%, 9/15/29  — 187 61
T. Rowe Price Institutional Floating Rate Fund
– Institutional Class, 8.28%  — (971) 56,533
T. Rowe Price Government Reserve Fund,
4.97% — — 121,387
Affiliates not held at period end (1,394) 2,978 504
Totals $ 38,706 # $ 373,237 $ 190,623 +

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
CMS Energy  $ — $ 206,263 $ 125,996 $ 98,146
CMS Energy, 5.875%,
10/15/78  40,812 — 9,855 31,018
CMS Energy, 5.875%, 3/1/79  30,096 — 18,490 11,539
Fortive  * 387,722 135,335 1,541,164
PTC  * 644,680 1,136 1,137,897
PTC, 4.00%, 2/15/28  * 17,212 35 23,891
Revvity  1,090,876 163,614 780 1,471,686
Revvity, 3.30%, 9/15/29  — 8,619 8 8,798
SCE Trust IV, Series J, VR,
5.375%  21,835 — 24,813 —
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 8.28%  842,670 56,333 — 898,032
T. Rowe Price Government
Reserve Fund, 4.97% 3,237,133 ¤ ¤ 3,005,769
Total $ 8,227,940 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $189,952 of dividend income and $671 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,573,878.

T. ROWE PRICE Capital Appreciation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Capital Appreciation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Capital Appreciation Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 13,015,404 $ — $ 13,015,404
Bond Mutual Funds 898,032 — — 898,032
Common Stocks 40,688,024 — 135,379 40,823,403
Convertible Preferred Stocks — — 465,736 465,736
Corporate Bonds — 6,938,004 — 6,938,004
Preferred Stocks 42,557 — 140,397 182,954
Short-Term Investments 3,005,769 — — 3,005,769
Total $ 44,634,382 $ 19,953,408 $ 741,512 $ 65,329,302
Liabilities
Options Written $ — $ 315,887 $ — $ 315,887
1
Includes Asset-Backed Securities, Bank Loans and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $66,138,000 for the period ended September 30, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F72-054Q3 09/24
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/24
Investment in Securities
Bank Loans $ 5,752 $ (53) $ 12,533 $ (18,232) $ —
Common Stocks 123,055 12,324 — — 135,379
Convertible Preferred Stocks 132,324 53,813 279,599 — 465,736
Corporate Bonds — — — — —
Preferred Stocks — 1 140,396 — 140,397
Total $ 261,131 $ 66,085 $ 432,528 $ (18,232) $ 741,512